Annual Fund Operating Expenses - VanEck Real Assets ETF	Feb. 01, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2028
VanEck Real Assets ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.09%
Acquired Fund Fees and Expenses	0.12%	[1],[2]
Expenses (as a percentage of Assets)	0.71%	[1]
Fee Waiver or Reimbursement	(0.16%)	[3]
Net Expenses (as a percentage of Assets)	0.55%	[3]

[1]	“Acquired Fund Fees and Expenses” include fees and expenses incurred indirectly by the Fund as a result of investments in other investment companies, including funds which invest exclusively in money market instruments. Because acquired fund fees and expenses are not borne directly by the Fund, they will not be reflected in the expense information in the Fund’s financial statements and the information presented in the table will differ from that presented in the Fund’s financial highlights included in this Prospectus and on the Fund’s filing on form N-CSR. Acquired fund fees and expenses include fees and expenses associated with investments in investment companies managed by Van Eck Absolute Return Advisers Corporation (the “Adviser”) or its affiliates; the Adviser has agreed to waive the management fee it charges to the Fund by any amount the Adviser or its affiliates collect as a management fee from such investment company. Such waivers are included in “Fee Waivers and Expense Reimbursement” above.
[2]	“Acquired Fund Fees and Expenses” have been restated to reflect current fees.
[3]	The Adviser has agreed to waive fees and/or reimburse Fund expenses (inclusive of any Subsidiary expenses) to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses of the Fund) from exceeding 0.55% of the Fund’s average daily net assets per year until at least February 1, 2028. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.